Stock-Based Compensation - Weighted Average Assumptions (Detail) - 2013 Stock Incentive Plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.60%	2.90%	2.20%
Expected volatility	44.60%	47.80%	50.50%
Expected life (in years)	6 years	6 years	6 years 3 months
Expected dividend yield	0.00%	0.00%	0.00%